SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ARE PROVIDED USING THE STRAIGHT-LINE METHOD OVER THEIR ESTIMATED USEFUL LIVES
Useful life
Office real estate	48 years
Furniture and equipment	3 – 6 years
Production and other machineries	5 – 10 years

SCHEDULE OF DISAGGREGATES THE COMPANY’S REVENUE BY TYPE OF CONTRACT

The following table disaggregates the Company’s revenue by type of contract for the years ended March 31, 2024, 2025 and 2026:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
OEM/ODM	172,156	250,997	196,385
Total	172,156	250,997	196,385

SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Numerator:
Net loss attributable to UTime Limited, basic and diluted	(60,884)	(670,087)	(27,836)
Denominator:
Weighted average shares outstanding, basic and diluted*	331	721	56,302
Net loss attributable to UTime Limited per ordinary share:
Continuing operations	(97.50)	(929.38)	(0.49)
Discontinued operations	(86.47)	-	-

*	On March 31, 2025, the Company effected a 10-for-1 share consolidation of its ordinary shares; on November 21, 2025, the Company completed a 100-for-1 share consolidation of its Class A ordinary shares; and on February 17, 2026, the Company effected a 5-for-1 share consolidation of its ordinary shares; and on June 22, 2026, the Company effected a 10-for-1 share consolidation of its Class A ordinary shares. All share and per share information presented in the accompanying condensed consolidated financial statements have been retrospectively adjusted to reflect these share consolidation events.